Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 Fresenius SE [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] EUR (€)	Mar. 31, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Taxes Receivable [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Taxes Receivable [Member] EUR (€)	Mar. 31, 2013 General Partner [Member] USD ($)	Mar. 31, 2013 General Partner [Member] EUR (€)	Mar. 31, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2013 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	30.30%
Amount of transaction					$ 23,973	$ 17,299	$ 1,719	$ 1,625	$ 6,569	$ 6,348	$ 7,215	$ 5,919	$ 10,364	$ 11,835	$ 6,108	€ 4,770			$ 4,511	$ 3,035	$ 4,560	$ 4,269	$ 655
Due to related parties	$ 141,499	$ 123,350	$ 4,098	€ 3,200													$ 1,921	€ 1,500						$ 57,496
Interest rate			1.492%	1.492%													2.132%	2.132%						6.10%
Date of repayment	May 23, 2014		Apr. 30, 2012	Apr. 30, 2012													Aug. 20, 2013	Aug. 20, 2013						Apr. 14, 2013